Income taxes - Net Income Tax Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Paid, by Individual Jurisdiction [Line Items]
Federal	$ 0	$ 0	$ 0
Taxes paid, net of refunds	1,925	2,108	2,302
Other Foreign Jurisdiction
Income Tax Paid, by Individual Jurisdiction [Line Items]
Other Foreign Jurisdiction	28	14	81
Provincial
Income Tax Paid, by Individual Jurisdiction [Line Items]
Provinces	0	0	0
Netherlands
Income Tax Paid, by Individual Jurisdiction [Line Items]
Other Foreign Jurisdiction	1,125	1,081	608
Italy
Income Tax Paid, by Individual Jurisdiction [Line Items]
Other Foreign Jurisdiction	382		321
Poland
Income Tax Paid, by Individual Jurisdiction [Line Items]
Other Foreign Jurisdiction	253	245	702
Luxembourg - Net Wealth Tax
Income Tax Paid, by Individual Jurisdiction [Line Items]
Other Foreign Jurisdiction		114
India
Income Tax Paid, by Individual Jurisdiction [Line Items]
Other Foreign Jurisdiction	$ 137	234	321
Turkey - Corporate Tax Refund
Income Tax Paid, by Individual Jurisdiction [Line Items]
Other Foreign Jurisdiction		$ 420	$ 269